Deferred tax	12 Months Ended
Jun. 30, 2024
Deferred tax
Deferred tax
17	Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2024	2023
	£’000	£’000
UK deferred tax assets/(liabilities)	17,607	(3,304)
At 30 June	17,607	(3,304)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2024	2023
	£’000	£’000
At 1 July	(3,304)	(7,402)
Credited to statement of profit or loss (Note 10)	19,559	4,801
Credited/(expensed) to other comprehensive income (Note 10)	1,667	(1,018)
(Expensed)/credit relating to share-based payments(1)	(315)	315
At 30 June	17,607	(3,304)

17	Deferred tax (continued)

The movement in US net deferred tax assets are as follows:

		Unrealized
	Net	foreign
	operating	exchange
	losses and	and	Property,
	interest	derivative	plant and
	restriction	movements	equipment	Total
	£’000	£’000	£’000	£’000
At 1 July 2022	(7,851)	4,575	3,276	—
Expensed/(credited) to statement of profit or loss (Note 10)	875	(1,779)	904	—
At 30 June 2023	(6,976)	2,796	4,180	—
Expensed/(credited) to statement of profit or loss (Note 10)	2,699	(2,796)	97	—
At 30 June 2024	(4,277)	—	4,277	—
(1)	Credits relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.

The movement in UK net deferred tax liabilities are as follows:

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2022	(380)	(16,359)	(17,477)	(16,811)	44,567	(942)	(7,402)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,222)	622	5	631	2,290	2,475	4,801
Expensed to other comprehensive income (Note 10)	—	—	—	—	(349)	(669)	(1,018)
Credit relating to share based payments	—	—	—	—	—	315	315
At 30 June 2023	(1,602)	(15,737)	(17,472)	(16,180)	46,508	1,179	(3,304)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,857)	(6,845)	5	631	25,124	2,501	19,559
Credited to other comprehensive income (Note 10)	—	—	—	—	250	1,417	1,667
Expense relating to share based payments	—	—	—	—	—	(315)	(315)
At 30 June 2024	(3,459)	(22,582)	(17,467)	(15,549)	71,882	4,782	17,607
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2025.
(2)	Of the total deferred tax assets, £17,607,000 is expected to be settled after more than one year.

17Deferred tax (continued)

Significant estimates - recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management uses “base case” approved forecasts which incorporate a number of assumptions, particularly around the performance of our Commercial revenue sector, including a prudent level of future uncontracted revenues in the forecast period, Broadcasting revenue assumptions around our performance in domestic and UEFA club competitions, notably the Champions League, and Matchday revenue assumptions, notably attendances and matchday hospitality sales. As these are forecast numbers, estimation uncertainty is inherent and management make prudent assessments in arriving at our estimate. For example, prolonged under performance of the men’s first team compared to forecast could result in insufficient future taxable profits, resulting in de-recognition of the deferred tax asset balance.

We also consider the regulations applicable to tax and advice on their interpretation and potential future business planning. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At 30 June 2024 there is an unrecognized US deferred tax asset of £94,280,000 which is detailed below (2023: £90,548,000 in respect of foreign tax credits in the US):

General
		Net operating	Accruals not	Salary not
		losses and	paid within	paid with
	Foreign	interest	8.5 months of	2.5 months	Intangible
	tax credits	restriction	year end	of year end	assets	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	(111)	82,825	2,472	4,079	2,350	2,665	94,280

At 30 June 2024, the Group had no unrecognized UK deferred tax assets (2023: £nil).